4. STOCKHOLDERS' DEFICIT (Details)	9 Months Ended
Sep. 30, 2020 shares
STOCKHOLDERS' DEFICIT:
Exchange of debt for common stock shares and warrants	8,132,013
Shares issued for manufacturing agreements	12,147
Shares issued for payment of Series D dividends	106,560
Investments	156,000
Issued during the nine months ended September 30, 2020	9,776,720
Stock issued, beginning	3,319,469
Issued in 2020	9,776,720
Stock issued, ending	13,096,189